Acquisition (Tables) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	9 Months Ended
Dec. 31, 2023
Business Acquisition [Line Items]
Schedule of Business Acquisitions
The preliminary allocation of the purchase price to the assets acquired and liabilities assumed, and a reconciliation to total consideration transferred is presented in the table below:

(Amounts in millions)
Cash and cash equivalents	$54.1
Accounts receivable	287.6
Investment in films and television programs	367.9
Property and equipment	14.0
Intangible assets	4.0
Other assets (1)	205.0
Accounts payable and accrued liabilities	(72.0)
Content related payable	(37.3)
Participations and residuals (1)	(203.7)
Film related obligations (1)	(105.8)
Other liabilities and deferred revenue (1)	(134.5)

Preliminary fair value of net assets acquired	379.3
Goodwill	5.8

Preliminary purchase price consideration	$385.1

(1) Includes current and
non-current
amounts.

Schedule of Business Acquisition Pro Forma Information

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Revenues	$2,525.6	$2,778.4
Net income (loss) attributable Parent	$(323.7)	$60.4